Note 7 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable

Range of Exercise Prices			Shares	Weighted Average Remaining Life (yrs)	Weighted Average Price	Shares	Weighted Average Price
$0.00	to	$120.00	243,000	7.07	$32.88	216,000	$35.34
$120.01	to	$6,000.00	1,000	2.03	953.88	1,000	959.88

			244,000	7.04	$38.76	217,000	$41.94

Schedule of Other Share-based Compensation, Activity [Table Text Block]
December 31, 2016
Description	Shares	Weighted Average Exercise Price
Warrants issued in connection with equity offering	-	$-
Warrants issued in connection with debt agreement	1,026,017	5.10
Warrants issued for services	-	-
	1,026,017	$5.10
December 31, 2015
Description	Shares	Weighted Average Exercise Price
Warrants issued in connection with equity offering	-	$-
Warrants issued in connection with debt agreement	244,219	1.80
Warrants issued for services	56,875	12.96
	301,094	$3.90

Employees and Directors [Member]
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Avg.
	Shares	Exercise Price
Balance, December 31, 2014	63,000	$117.54

2015
Granted	217,000	13.20
Cancelled/Expired	(35,000)	19.74
Balance, December 31, 2015	245,000	$39.06

2016
Granted	-	-
Cancelled/Expired	(1,000)	67.86
Balance, December 31, 2016	244,000	$38.94